19 Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
Note	19 | Financial assets at fair value through profit or loss

	12.31.20	12.31.19

Current
Government bonds	2,222	-
Money market funds	-	3,798
Total current	2,222	3,798